Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 460,216	$ 649,892	$ 1,286,841	$ 1,686,168	$ 2,150,672	$ 8,346,858
Cost of Sales	(138,786)	(161,252)	(553,454)	(608,079)	(766,957)	(2,052,807)
Gross Profit	321,430	488,640	733,387	1,078,089	1,383,715	6,294,051
Operating Expenses
Salaries and related costs	534,752	606,294	1,782,646	2,425,094	3,198,867	8,646,471
Share based compensation	162,359		1,024,359	643
Loss on disposal of property and equipment			92,804
Other general and administrative	789,365	542,317	2,229,120	2,806,707	3,746,784	6,847,335
Research and development	3,285	201,658	3,285	1,151,658	1,152,065	106,214
Advertising	58,643	51,643	223,871	222,196	296,873	4,909,724
Loss on impairment						15,508,401
Depreciation and amortization	300	30,095	13,859	69,447	81,470	834,291
Total Operating Expenses	1,548,704	1,432,007	5,369,944	6,675,745	8,476,059	36,852,436
Operating Loss	(1,227,274)	(943,367)	(4,636,557)	(5,597,656)	(7,092,344)	(30,558,385)
Other Income (Expense)
Forgiveness of PPP loan	698,820		698,820
Gain on extinguishment of short-term notes, related party				1,300,088	1,300,088
Interest expense	(50,516)	(1,039,349)	(110,446)	(1,458,521)	(1,462,750)	(299,331)
Other expense	(7,641)	(34,504)	(4,107)	(25,182)	(86,816)	(124,118)
Change in fair value of redemption put liability		97,997		272,705	272,704	346,696
Loss on derivative instrument				(2,306,121)	(2,306,121)
Warrant modification expense				(70,851)	(70,851)
Change in fair value of derivative liability - warrants		5,869,102		2,986,853	2,986,854	827,260
Total Other Income (Expense)	640,663	4,893,246	584,267	698,971	633,108	750,507
Net Loss	(586,611)	3,949,879	(4,052,290)	(4,898,685)	(6,459,236)	(29,807,878)
Accrued dividends on Series B Convertible Preferred Stock		7,856		44,456	44,456	84,939
Finance costs on issuance of Series D Convertible Preferred Stock						66,265
Deemed dividend on adjustment to exercise price on convertible debt and certain warrants						287,542
Deemed dividend on beneficial conversion features						(32,592)
Deemed dividend on Series D Convertible Preferred Stock		36,450		277,719	277,719	2,916,813
Net Loss attributable to common stockholders	$ (586,611)	$ 3,905,573	$ (4,052,290)	$ (5,220,860)	$ (6,781,411)	$ (33,196,029)
Net Income (Loss) per share
Basic	$ (0.00)	$ 0.03	$ (0.03)	$ (0.05)
Diluted	$ (0.00)	$ 0.01	$ (0.03)	$ (0.05)
Weighted average outstanding shares - basic	142,407,798	116,970,322	140,074,271	106,691,185
Weighted average outstanding shares - diluted	142,407,798	664,244,972	140,074,271	106,691,185
Loss per share - Basic and diluted					$ (0.06)	$ (0.34)
Weighted average outstanding shares - basic and diluted					111,491,261	96,370,562